SHAREHOLDERS’ (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SUMMARY OF WARRANT ACTIVITIES

Warrant activities for the years ended December 31, 2021 and 2020 are summarized as follows:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	3,649,861	2.410
Granted	144,801,414	0.027
Cancellations	(23,508,334)	0.006
Increase in warrants related to price protection	602,626,403	0.006
Cashless exercise of warrants for Series D preferred	(423,159,293)	0.006
Cashless exercise of warrants for common stock	(157,297,448)	0.006
Balance Outstanding December 31, 2020	147,112,603	0.052	4.83	$1,780,356
Granted	1,287,257,147	0.010
Inducement warrants granted	205,626,862	0.010
Increase in warrants related to price protection	71,965,500	0.010
Exercises	(521,239,717)	0.010
Balance Outstanding December 31, 2021	1,190,722,395	$0.015	4.74	$3,831,380
Exercisable, December 31, 2021	1,190,722,395	$0.015	4.74	$3,831,380

SUMMARY OF STOCK OPTION ACTIVITIES

Stock option activities for the years ended December 31, 2021 and 2020 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	80,000	$		$-
Granted/Cancelled	-
Balance Outstanding December 31, 2021	80,000	8.84	3.33	-
Granted/Cancelled	-	-
Balance Outstanding December 31, 2021	80,000	$8.84	2.33	$-
Exercisable, December 31, 2021	40,000	$8.84	2.33	$-